N-2 - USD ($)		Apr. 26, 2026	Jan. 07, 2025
Cover [Abstract]
Entity Central Index Key		0002012830
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		The Pop Venture Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Maximum Sales Load (as a percentage of offering price)	None

Sales Load [Percent]		0.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Expenses (as a percentage of average net assets attributable to Common Shares)
Management Fee[1]	2.00%
Other Expenses[2]	10.54%
Total Annual Expenses	12.54%
Fee Waiver and/or Expense Reimbursement [3]	(6.54)%
Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	6.00%

1.

The Investment Advisory Agreement has an initial term of two (2) years and continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a vote of either the Board or of Fund shareholders and in either case, by a vote of a majority of the Independent Trustees. Under the Investment Advisory Agreement, the Adviser is entitled to receive from the Fund a Management Fee at an annual rate equal to 2.00% of the Fund's average daily calculated NAV, payable monthly in arrears and accrued daily, based on the Fund's average daily net assets.

2.

Other Expenses are estimated for the Fund’s current fiscal year. Other expenses, include but are not limited to, custody, transfer agency and administration, accounting, legal and auditing fees and all initial and ongoing marketing expenses of the Fund.

3.

The Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses to ensure that total annual fund operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), do not exceed 6.00% of the Fund’s average daily net assets. The fees waived and expenses reimbursed are subject to recoupment by the Adviser within the three (3) years after the date on which the waiver or reimbursement occurred. The Fund will make repayments to the Adviser only if the recoupment does not cause the Fund’s expense ratio (after repayment is taken into account) to exceed both: (i) the Fund’s expense limitation in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense limitation. This contractual expense limitation will remain in effect for a period of one year from the effective date of the Fund’s registration statement, unless the Board approves its earlier termination upon not less than sixty (60) days’ prior written notice to the Adviser.

Management Fees [Percent]	[1]	2.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[2]	10.54%
Total Annual Expenses [Percent]		12.54%
Waivers and Reimbursements of Fees [Percent]	[3]	(6.54%)
Net Expense over Assets [Percent]		6.00%
Expense Example [Table Text Block]

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $1,000 in the Fund’s Shares, that your investment has a 5% annual return, and that all Fund dividends and distributions are reinvested in the Fund at NAV. The example also assumes that the Fund’s operating expenses (as described and estimated above) remain the same, except that only the first year of each period in the example takes into account the expense waiver and/or reimbursement described above.

Although your actual costs may be higher or lower, based on these assumptions and assuming you hold all of your Shares at the end of each period, your costs would be:

1 Year	3 Years
$60	$300

This example should not be considered a representation of the Fund’s future expenses, and the Fund’s actual future expenses may be greater or less than those shown. While the example assumes a 5% annual return, as required by the SEC, the Fund’s performance will vary and may result in an annual return greater or less than 5%.

For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Management — Investment Adviser and Management Contract” and “Fund Expenses.”

Expense Example, Year 01		$ 60
Expense Example, Years 1 to 3		$ 300
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist you in understanding the fees and expenses that you should expect to bear, directly or indirectly, if you buy and hold Fund Shares.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		Other Expenses are estimated for the Fund’s current fiscal year. Other expenses, include but are not limited to, custody, transfer agency and administration, accounting, legal and auditing fees and all initial and ongoing marketing expenses of the Fund.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, STRATEGIES, AND POLICIES

The Fund’s investment objective is to provide shareholders with current income and capital appreciation. The Fund seeks to achieve its investment objective primarily by investing in equity securities of private, operating, early-stage, mid-stage and late-stage venture companies seeking capital (“Private Companies”). Venture companies are early- through late-stage companies with high growth potential, in multiple sectors. The Fund’s investment objective is non-fundamental and may be changed by the Fund’s Board without shareholder approval. There can be no assurance that the Fund will achieve its investment objective.

Venture capital is characterized by equity investments in venture companies. Companies financed by venture capital are generally not cash flow positive at the time of investment and may require several rounds of financing before the company can be sold privately or taken public.

Traditionally, venture capital investments have come largely from accredited “angel” investors or from venture capital firms where accredited investors and institutions pool capital into a professionally managed fund that diversifies invested capital across a portfolio of companies. Most often, these venture capital funds are privately offered and limited to institutions and high-net-worth individuals.

The Fund is intended to offer all investors an opportunity to gain exposure to a broad range of venture capital investment opportunities typically only available to institutional investors and high-net-worth individuals.

Investment Strategy

The Fund, under normal circumstances, invests at least 80% of its net assets plus borrowings for investment purposes in Private Companies. The Fund will seek to achieve its investment objective principally by seeking capital gains on its equity investments, typically in the form of common stock of Private Companies.

The investment process is built on a due diligence and qualification process driven by Pop Venture’s proprietary portfolio construction methodology and a comprehensive screening and diligence tool called the Locker which provides the Adviser with data-driven metrics, key performance indicators (KPIs), market analyses, financial models, and statistical analyses to evaluate potential opportunities. See “Investment Objective and Strategies” for more information on the Fund’s investment process and use of the Locker.

The Fund focuses on revenue positive pre-IPO companies and will invest across all industry sectors and across geographies throughout the US. The Fund will not concentrate in any industry or sector. The Fund seeks to provide investors with returns that are non-correlated to, or independent of, the returns of the global equity and fixed income markets. The Fund’s investment process is comprised of traditional growth companies as well as companies that fall outside of the classic growth stock classification but that exhibit growth characteristics at the time of investment. The Fund defines “growth companies” as companies that have a trailing twelve-month revenue (“TTM”) that is higher than the previous twelve months, and/or, three consecutive quarters of increased revenue.

For liquidity management or in connection with implementation of changes in asset allocation or when identifying private investments for the Fund during periods of large cash inflows (such as upon the Fund’s launch) or otherwise for temporary defensive purposes, the Fund may hold a substantial portion of its assets in cash or cash equivalents, liquid fixed-income securities and other credit instruments, publicly-traded equity securities, mutual funds, money market funds, and exchange-traded funds. Due to the nature of the private markets for the types of venture investments in which the Fund will invest and factors such as the competitive nature of the business of identifying and structuring investments of the types contemplated by the Fund and other market conditions, the Adviser expects that it may take up to six (6) months after the Fund’s launch for the Fund to be primarily invested in Private Companies. After this initial six (6) month period, the proceeds from the sale of Shares, net of the Fund’s fees and expenses, are invested by the Fund in accordance with its investment objective and policies as soon as practicable (but within approximately three (3) months), consistent with market conditions and the availability of suitable investments, after receipt of such proceeds by the Fund.

The Fund May Change Its Investment Strategies, Policies, Restrictions, and Techniques

Except as otherwise indicated and subject to the provisions of the Investment Company Act, the Fund may change any of its policies, restrictions, strategies, and techniques if the Board believes doing so is in the best interests of the Fund and its shareholders.

Fundamental and Non-Fundamental Policies

The SAI contains a list of the fundamental (those that may not be changed without shareholder approval) and non- fundamental (those that may be changed by the Board without shareholder approval) policies of the Fund under the heading “Investment Objective and Policies.”

Illiquid Securities

The Fund invests primarily in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933, as amended (the “Securities Act”)) and other securities that are not readily marketable. See “Risks – Closed-End Fund; Limited Liquidity of Shares; Repurchase Offers Risks.”

Risk Factors [Table Text Block]

RISKS

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment, or that you may lose part or all of your investment. Therefore, you should consider carefully the following principal risks before investing in the Fund. The risks described below are not, and are not intended to be, a complete enumeration or explanation of all of the risks involved in an investment in the Fund and the Shares.

Prospective investors should read this entire prospectus and consult with their own advisers before deciding whether to invest in the Fund. The Shares are speculative and illiquid securities involving substantial risk of loss. An investment in the Fund is appropriate only for those investors who do not require a liquid investment, for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and can assume the risks of an investment in the Fund.

Risk Related to our Business and Structure

No Operating History. The Fund is newly organized and has no operating history. Accordingly, the Fund does not have any historical financial statements and other operating and financial data on which potential investors may evaluate the Fund and its performance. An investment in the Fund is therefore subject to all of the risks and uncertainties associated with a recently formed business, including the risk that the Fund will not achieve its investment objective and that the value of any potential investment in Shares could decline substantially as a consequence.

The Fund’s Adviser is also recently organized, and this is the first fund investment portfolio managed by the Adviser.

Closed-End Fund; Limited Liquidity of Shares; Repurchase Offers Risks. The Fund is a non-diversified, closed- end management investment company designed for long-term investors. The Fund is neither a liquid investment nor a trading vehicle. You should not invest in the Fund if you need a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis.

The Fund’ Shares are not listed for trading on a securities exchange and are not publicly traded. There is currently no secondary market for the Shares, and you should not rely on a secondary market developing for the Shares. Shares are subject to substantial restrictions on transferability.

Although the Fund makes annual offers to repurchase its Shares (each such offer expected to be limited to no more than 5% of the Fund’s outstanding Shares), these offers may be oversubscribed and there is no guarantee that you will be able to sell all the Shares you desire in any annual repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all, or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of a repurchase offer being oversubscribed and subject to proration, may tender more Shares than they wish to have repurchased in a particular annual period, thereby increasing the likelihood that proration will occur. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders. Additionally, in certain instances, these repurchase offers may be suspended or postponed. See “Share Repurchases.”

Annual repurchases by the Fund of its Shares typically will be funded from available cash. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that must be borne by the Fund and its shareholders. The sale of Fund assets to satisfy repurchase requests may also result in a greater amount of dividends to shareholders (including dividends consisting of short-term capital gains taxable as ordinary income to shareholders). Furthermore, diminution in the size of the Fund may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

Non-Diversified Status. The Fund is a non-diversified fund. As defined in the Investment Company Act, a non- diversified fund may have a significant part of its investments in a smaller number of issuers than can a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Reliance on the Adviser. The Fund has no employees, and instead depends on the investment expertise, skill, and network of business contacts of the Adviser. The Fund’s success depends to a significant extent on the continued service and coordination of the Adviser’s professionals. The departure of any of the Adviser’s professionals could have a material adverse effect on the Fund’s ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, and monitor companies and investments that meet the Fund’s investment criteria. The Adviser’s capabilities in structuring the investment process and providing competent, attentive and efficient services to the Fund depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may be unable to find or otherwise hire investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations. There can be no assurance that the Adviser will successfully implement strategies to achieve the Fund’s investment objective.

The Fund is currently the Adviser’s only significant client. Under the Expense Limitation Agreement, the Adviser is obligated to waive its Management Fee and/or reimburse Fund expenses so that the Fund’s total annual operating expenses (excluding certain items) do not exceed 6.00% of the Fund’s average daily net assets. Because the Fund is still relatively small, and incurs significant expenses, the amount of Fund expenses that the Adviser is required to pay pursuant to the Expense Limitation Agreement far exceeds the amount of Management Fees received by the Adviser.

The Adviser is required to pay out of its own assets a portion of the Fund’s expenses pursuant to the Expense Limitation Agreement, and these expenses are substantial. This represents a significant burden to the Adviser and its financial resources. There is no assurance that the Fund will grow to a size, or that Fund expenses will fall to a level that allows the Adviser to realize any profit from managing the Fund. The Adviser’s lack of profitability from managing the Fund, including its obligation to pay a portion of Fund expenses, coupled with the Fund being the Adviser’s sole significant client, negatively affects its continued ability to fulfill its obligations to the Fund under the Expense Limitation Agreement and the Fund’s management contract with the Adviser.

Affiliated Service Providers. Certain service providers to the Fund, such as Locker Diligence Inc., and certain other advisors may also provide goods or services to or have business, personal, political, financial or other relationships with the Fund and its affiliates. Such service providers may be investors in the Fund, affiliates of the Fund or the Adviser or counterparties therewith. These relationships may influence the Fund in deciding whether to select or recommend such a service provider to perform services for the Fund (the cost of which will generally be borne directly or indirectly by the Fund). Notwithstanding the foregoing, investment transactions for the Fund that require the use of a service provider will generally be allocated to service providers on the basis of the Adviser’s judgment, the evaluation of which includes, among other considerations, such service provider’s provision of services or resources that the Adviser believes to be of benefit to the Fund. In certain circumstances, service providers, or their affiliates, may charge different rates or have different arrangements for services provided to the Adviser, or its affiliates as compared to services provided to the Fund, which may result in more favorable rates or arrangements than those payable by the Fund.

Offering Risk. The Fund is relatively small. To the extent the Fund is not able to raise sufficient funds through the sale of Shares to grow to a significant extent, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and an investor could lose some or all of the value of his or her investment in the Shares. In addition, because many of the Fund’s expenses are fixed, it is anticipated that shareholders will bear a larger proportionate share of Fund expenses if the Fund does not grow to a significant extent.

Use of Proceeds. The Adviser has significant flexibility in applying the proceeds of the continuous offering of the Fund’s Shares and may use the net proceeds from this offering in ways with which you do not agree, including to market the Fund to other investors, or for purposes other than those contemplated at the time of this offering. The Adviser will use the proceeds of this offering to pay the Fund’s organizational, offering, marketing, and operating expenses, including due diligence expenses of potential new investments, which are substantial. These Fund expenses will lower the Fund’s returns. In addition, there is no guarantee that the Fund’s offering of Shares will be successful or that the Fund’s expense ratio (which in this prospectus includes several estimates) will decline in future years.

It is currently anticipated that, due to nature of the private markets for the types of direct equity investments in which the Fund will invest and factors such as the competitive nature of the business of identifying and structuring investments of the types contemplated by the Fund and the limited availability of attractive investment opportunities during certain market cycles, the Fund will be able to invest all or substantially all of the net proceeds according to its investment objective and policies within approximately three (3) months after receipt of the proceeds, though subject to the amount and timing of the proceeds available to the Fund as well as the availability of investments consistent with the Fund’s investment objective and policies and prevailing market conditions. Although the Fund currently intends to invest the proceeds from the sale of its Shares as soon as practicable, such investments may be delayed if suitable investments are unavailable at the time. Delays the Fund encounters in the selection, due diligence and acquisition of investments would likely limit the Fund’s ability to pay distributions and lower overall returns.

Expense Risk. The annual Fund expenses shown in the “Summary of Fund Fees and Expenses” section of this prospectus are based largely on estimates for the Fund’s current fiscal year, and the actual costs of investing in the Fund may be significantly higher than the estimated Fund expenses shown for a variety of reasons. The Fund has a higher management fee and higher annual operating expenses than most other closed-end funds.

Competition for Investment Opportunities Risk. The Fund competes with other investment companies, investment funds (including private venture capital funds), and institutional investors in making private investments. Many of these competitors are substantially larger and have considerably greater financial, technical, and marketing resources than the Fund. Some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. The Fund may lose investment opportunities if it is unable to match its competitors’ pricing, terms, and structure. Furthermore, many competitors are not registered investment companies and are thus not subject to the regulatory restrictions that the Investment Company Act imposes on the Fund. As a result of this competition, the Fund may not be able to pursue attractive private investment opportunities from time to time.

Other investment funds and special purpose vehicles that the Adviser may advise in the future may invest in asset classes similar to those targeted by the Fund. As a result, the Adviser and/or its affiliates may face conflicts in allocating investment opportunities between the Fund and these other investment funds. For example, an investment opportunity that is suitable for multiple clients of the Adviser and its affiliates may not be shared among some or all of such clients and affiliates due to the limited scale of the opportunity or other factors, including restrictions imposed by the Investment Company Act or the Fund. Should other funds or special purpose vehicles advised by the Adviser (or an affiliate of the Adviser) invest in asset classes similar to those targeted by the Fund, the Adviser intends to allocate investment opportunities to the Fund in a manner it deems to be fair and equitable over time. However, it is possible that over time the Fund would not be able to participate in certain investments made by affiliated investment funds or special purpose vehicles that it might otherwise have desired to participate in.

Potential Reliance on Projections. In selecting and monitoring Fund investments, the Adviser will from time to time rely upon projections, forecasts or estimates developed by the Adviser or by Private Companies in which the Fund is invested or is considering making an investment concerning the Private Companies’ future performance and cash flow. Projections, forecasts and estimates are forward-looking statements and are based upon certain assumptions. Actual events are difficult to predict and beyond the Fund’s control and may differ materially from those assumed. Some important factors which could cause actual results to differ materially from those in any forward-looking statements include changes in interest rates and domestic and foreign business, market, financial or legal conditions, among others. Accordingly, there can be no assurance that estimated returns or projections can be realized or that actual returns or results for the Fund or its investments will not be materially lower than those estimated or targeted.

Affiliation Risk. The Fund may be precluded from investing in certain Private Companies due to regulatory implications under the Investment Company Act or other laws, rules or regulations, or may be limited in the amount it can invest in the voting securities of Private Companies, in the size of the economic interest it can have in the company, or in the scope of influence it is permitted to have in respect of the management of the company. Should the Fund be required to treat a Private Company in which it has invested as an “affiliated person” under the Investment Company Act, the Investment Company Act would impose a variety of restrictions on the Fund’s dealings with the Private Company. Moreover, these restrictions may arise as a result of investments by future clients of the Adviser or its affiliates in a Private Company. These restrictions may be detrimental to the performance of the Fund compared to what it would be if these restrictions did not exist, and could impact the universe of investable Private Companies for the Fund. The fact that many Private Companies may have a limited number of investors and a limited amount of outstanding equity heightens these risks.

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued and held on the Fund’s books at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, or human error. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. When market quotations are not available, the Adviser may price such investments pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations.

These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of the Fund’s investments. Technological issues and/or errors by pricing services or other third-party service providers may also impact the Fund’s ability to value its investments and the calculation of the Fund’s NAV.

A large portion of the Fund’s investments will not be publicly traded and will not have readily available market quotations. Accordingly, the Fund’s investments will be valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. Valuations may prove to be inaccurate.

When market quotations are not readily available or are deemed to be inaccurate or unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing may require determinations that are inherently subjective and inexact about the value of a security or other asset. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Fund is able to obtain upon sale, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

A substantial portion of the Fund’s assets are expected to consist of securities of private companies which are not publicly traded and for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.

The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by the Fund may trade with bid-offer spreads that may be significant. In addition, the Fund will hold privately placed securities for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to dispose of investments and pay penalty taxes in order to cure a violation thereof.

The Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage shareholders whose Shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its NAV, see “Determination of Net Asset Value.”

Legal, Litigation and Regulatory Action Risk. The Fund and the Adviser and their affiliates are subject to a number of unusual risks, including changing laws and regulations, developing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. These risks and their potential consequences are often difficult or impossible to predict, avoid or mitigate in advance, and might make some investments unavailable to the Fund. The effect on the Fund, the Adviser or any affiliate of any such legal risk, litigation or regulatory action could be substantial and adverse. In addition, any litigation may consume substantial amounts of the Adviser’s time and attention, and that time and the devotion of resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.

Cyber Security Risk. With the increased use of technologies such as the Internet to conduct business, the Fund and its service providers, as well as the Website, are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the Website, the Adviser, or other Fund service providers (including, but not limited to, fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. As a result, the Fund or its shareholders could be negatively impacted.

The Website, through its third-party hosting facilities, will electronically store investors’ bank information, social security numbers, and other personally-identifiable sensitive data that is submitted through the Website. Similarly, certain Fund service providers, including the Fund’s Administrator, may process, store, and transmit such information. The Fund has procedures and systems in place that it believes are reasonably designed to protect this sensitive information and prevent data losses and security breaches. However, these measures cannot provide absolute security. Any accidental or willful security breach or other unauthorized access could cause shareholders’ secure information to be stolen and used for criminal purposes, and shareholders would be subject to increased risk of fraud or identity theft. Because techniques used to obtain unauthorized access or to sabotage systems change frequently and generally are not recognized until they are launched against a target, we and the third-party hosting facilities we use may be unable to anticipate these techniques or to implement adequate preventative measures. Any security breach, whether actual or perceived, could harm the Fund’s reputation, resulting in the potential loss of investors and adverse effect on the value of a shareholder’s investment in the Fund. Further, the Fund is subject to certain anti-money laundering and know-your-customer laws and regulations, the violation of which could subject it to adverse media coverage, investigations, sanctions, remedial measures and legal expenses, all of which could materially and adversely affect the Fund and its shareholders.

Investment Dilution Risk. The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund expects to sell additional Shares or other classes of Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Risks Relating to Fund’s RIC Status. The Fund intends to elect to be treated as a RIC under Subchapter M of the Code and intends each year to qualify and to be eligible to be taxed as such. In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C corporation” under the Code and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income.

Opinions and Forward-Looking Statements May Not Be Correct. This prospectus and the Fund’s marketing materials may contain many opinions and forward-looking statements about the direction and future performance of venture capital markets, the relative merits of various investment strategies and investment firms, and the capabilities and competitive strength of the Adviser and the Fund. These statements include predictions, statements of belief and expectation, and may include the use of qualitative terms such as “best-of-class,” “superior” and “top-tier.” Investors should understand that such statements represent the current views of the Adviser or other third-party sources, that other market participants might have differing views, and that the actual events, including the actual future performance of the venture capital market and venture capital secondaries and co-investment markets and the Fund could differ sharply from the opinions and forward-looking statements contained in the Fund’s prospectus and marketing materials. Any such departures could materially affect the performance of the Fund. In addition, the Adviser has not independently verified any of the information provided by third party sources and cannot ensure its accuracy. For all of the reasons set above and others, prospective investors are cautioned not to place undue reliance on opinions, statements, and performance.

Reporting Requirements. Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisers.

Risks Related to Fund Investments

Private Companies Risk. Investments in Private Companies involves a number of significant risks, including the following:

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these companies may have limited financial resources and may be unable to meet their obligations under their existing debt, which may lead to equity financings, possibly at discounted valuations, in which the Fund could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and the reduction or loss of The Fund’s equity investment;

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they typically have limited operating histories, narrower, less established product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns;

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they generally have less predictable operating results, may from time-to-time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position;

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because they are privately owned, there is generally little publicly available information about these businesses; therefore, although the Adviser will perform due diligence investigations on these companies, their operations and their prospects, the Adviser may not learn all of the material information it needs to know regarding these businesses;

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they are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Private Companies and, in turn, on the Fund;

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early-stage and development-stage companies have a high rate of failure and often experience unexpected problems in the areas of product development, manufacturing, marketing, financing, and general management, which, in some cases, cannot be adequately solved; and

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because venture capital companies rely on subsequent investors who often require additional incentives (i.e., incentives over and above those offered to current investors) to invest in the company’s securities, venture capital backed companies often issue additional classes of preferred shares at each additional funding round which may dilute the rights of common shareholders and the holders of earlier classes of preferred shares like the Fund.

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A Private Company’s failure to satisfy financial or operating covenants imposed by its lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its assets, which could trigger cross-defaults under other agreements and jeopardize the Fund’s equity investment in such companies. The Fund may incur expenses to the extent necessary to seek recovery of the Fund’s equity investment or to negotiate new terms with a financially distressed company.

Venture Capital Marketplace Risk. The marketplace for venture capital investing has become increasingly competitive, making it difficult for us to locate an adequate number of attractive investment opportunities. Participation by financial intermediaries have increased, substantial amounts of funds have been dedicated to making investments in the private sector and the competition for investment opportunities is high. Some of the Fund’s potential competitors may have greater financial and personnel resources than the Fund. There can be no assurances that the Adviser will locate an adequate number of attractive investment opportunities. To the extent that the Fund encounters competition for investments, returns to the Fund’s investors may vary.

Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemic to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance.

Minority Stake Risk. Nearly all the Fund’s investments may represent minority stakes in Private Companies. In addition, during the process of exiting investments, the Fund is likely to hold minority equity stakes if portfolio holdings are taken public. As is the case with minority holdings in general, such minority stakes that the Fund may hold will have neither the control characteristics of majority stakes nor the valuation premiums accorded majority or controlling stakes. The Fund will invest in companies for which the Fund has no right to appoint a director or otherwise exert significant influence. In such cases, the Fund will be reliant on the existing management and board of directors of such companies, which may include representatives of other financial investors with whom the Fund is not affiliated and whose interests may conflict with the Fund’s interests.

Interest Rate Risk. The values of debt instruments, including loans and bonds, usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the fund earns on its floating rate investments.

Inflation Risk. The Fund’s investments are subject to inflation risk, which is the risk that the intrinsic value of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the values of the Fund’s assets can decline as can the value of the Fund’s distributions). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change).

Portfolio Investment Failure Risk. If a significant investment in one or more companies fails to perform as expected, the Fund’s financial results could be more negatively affected, and the magnitude of the loss could be more significant than if the Fund had made smaller investments in more companies. The Fund’s financial results could be materially adversely affected if these companies or any of the Fund’s other significant companies encounter financial difficulty and fail to repay their obligations or to perform as expected.

The Fund invests principally in the equity of Private Companies, however, the equity interests the Fund acquires may not appreciate in value and, in fact, may decline in value. In addition, the private company securities the Fund acquires are often subject to drag-along rights, which could permit other shareholders, under certain circumstances, to force the Fund to liquidate its position in a subject company at a specified price, which could be, in the opinion of the Adviser, inadequate or undesirable or even below the Fund’s cost basis. In this event, the Fund could realize a loss or fail to realize gain in an amount that the Adviser deems appropriate on the investment. Further, capital market volatility and the overall market environment may preclude the Fund’s companies from realizing liquidity events and impede its exit from these investments. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences. The Fund will generally have little, if any, control over the timing of any gains it may realize from its equity investments unless and until the companies in which the Fund invests become publicly traded. In addition, the companies in which the Fund invests may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on the investment.

Follow-On Investment Risk. Following an initial investment in a Private Company, the Fund may make additional investments in that Private Company as “follow-on” investments, in order to: (1) increase or maintain in whole or in part the Fund’s equity ownership percentage; (2) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or (3) attempt to preserve or enhance the value of the investment. The Adviser may elect not to make follow-on investments or may otherwise lack sufficient funds to make those investments or lack access to desired follow-on investment opportunities. The Adviser has the discretion to make any follow-on investments, subject to the availability of capital resources and of the investment opportunity. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of a Private Company and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, the Adviser may elect not to make a follow-on investment because the Adviser may not want to increase the Fund’s concentration of risk, because the Adviser prefers other opportunities, or because the Fund is inhibited by compliance with the desire to qualify to maintain the Fund’s status as a RIC or lack access to the desired follow-on investment opportunity. In addition, the Fund may be unable to complete follow-on investments in its companies that have conducted an IPO as a result of regulatory or financial restrictions.

Private Companies Transfer Risk. Most of the Fund’s investments are or will be in equity or equity-related securities of Private Companies. The securities the Fund acquires in private companies are typically subject to contractual transfer limitations, which may include prohibitions on transfer without the company’s consent, may require that shares owned by the Fund be held in escrow and may include provisions in company Declaration of Trust documents, investor rights of first refusal and co-sale and/or employment or trading policies further restricting trading. In order to complete a purchase of shares the Fund may need to, among other things, give the issuer, its assignees or its shareholders a particular period of time, often 30 days or more, in which to exercise a veto right, or a right of first refusal over, the sale of such securities. The Fund may be unable to complete a purchase transaction if the subject company or its shareholders chooses to exercise a veto right or right of first refusal. When the Fund completes an investment, the Fund generally becomes bound to the contractual transfer limitations imposed on the subject company’s shareholders as well as other contractual obligations, such as co-sale or tag-along rights. These obligations generally expire only upon an IPO by the subject company. As a result, prior to an IPO, the Fund’s ability to liquidate may be constrained. Transfer restrictions could limit the Fund’s ability to liquidate its positions in these securities if the Fund is unable to find buyers acceptable to the Fund’s companies, or where applicable, their shareholders. Such buyers may not be willing to purchase the Fund’s investments at adequate prices or in volumes sufficient to liquidate the position, and even where they are willing, other shareholders could exercise their co-sale or tag-along rights to participate in the sale, thereby reducing the number of shares sellable by the Fund. Furthermore, prospective buyers may be deterred from entering into purchase transactions with the Fund due to the delay and uncertainty that these transfer and other limitations create.

Complex Capital Structure Risk. The rapidly growing Private Companies in which the Fund invests frequently have much more complex capital structures than traditional publicly traded companies and may have multiple classes of equity securities with differing rights, including with respect to voting and distributions. In addition, it can be difficult to obtain financial and other information with respect to private companies, and even where the Adviser is able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have senior preferred shares or senior debt outstanding, which grant the holders greater rights than the Fund has, and which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when the fund has limited information with respect to such capital structures. Although the Adviser believes that it has extensive experience evaluating and investing in private companies with such complex capital structures, there can be no assurance that the Adviser will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a Private Company’s equity securities. Any failure on the part of the Adviser to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause the Fund to lose part or all of its investment, which in turn could have a material and adverse effect on the Fund’s NAV and results of operations.

Although the secondary marketplaces may offer an opportunity to liquidate private company investments, there can be no assurance that a trading market will develop for the securities that the Fund wishes to liquidate or that the subject companies will permit their shares to be sold through such marketplaces. Even if some of the Fund’s portfolio companies complete IPOs, the Fund is typically subject to lock-up provisions that prohibit the Fund from selling investments into the public market for specified periods of time after IPOs. As a result, the market price of securities the Fund holds may decline substantially before the Fund is able to sell these securities following an IPO.

Venture Capital Investing Risks. While venture capital investments offer the opportunity for significant gains, these investments also involve an extremely high degree of business and financial risk and can result in substantial losses. There generally will be little or no publicly available information regarding the status and prospects of Private Companies. In addition, in many instances, the frequency and volume of their trading may be substantially less than is typical of larger companies. As a result, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings of such companies at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the lower trading volume of venture capital securities. For Private Companies will generally not be subject to SEC reporting requirements, will generally not be required to maintain accounting records in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and are generally not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the Private Companies in which the Fund invests. Many investment decisions by the Adviser will be dependent upon the ability to obtain relevant information from non-public sources, and the Adviser may be required to make decisions without complete information or in reliance upon information provided by third parties that is impossible or impracticable to verify.

Private Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and the reduction or loss of the Fund’s investment. Private Companies are also more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Private Company and, in turn, on the Fund. At the time of the Fund’s investment, a Private Company may lack one or more key attributes (e.g., proven technology, marketable product, complete management team, or strategic alliances) necessary for success. In most cases, investments will be long term in nature and may require many years from the date of initial investment before disposition.

The marketability and value of each Private Company investment will depend upon many factors beyond the Adviser’s control. Private Companies may have substantial variations in operating results from period to period, face intense competition, and experience failures or substantial declines in value at any stage. The public market for startup and emerging growth companies is extremely volatile. Such volatility may adversely affect the development of Private Companies, the ability of the Fund to dispose of investments, and the value of investment securities on the date of sale or distribution by the Fund. In particular, the receptiveness of the public market to initial public offerings by the Fund’s Private Companies may vary dramatically from period to period. An otherwise successful company may yield poor investment returns if it is unable to consummate an initial public offering at the proper time. Even if a company effects a successful public offering, the Private Companies’ securities may be subject to contractual “lock-up,” securities law or other restrictions, which may, for a material period of time, prevent the Fund from disposing of such securities. Similarly, the receptiveness of potential acquirers to the Fund’s Private Companies will vary over time and, even if its investment is disposed of via a merger, consolidation or similar transaction, the Fund’s stock, security or other interests in the surviving entity may not be marketable. There can be no guarantee that any investment will result in a liquidity event via public offering, merger, acquisition or otherwise. Generally, the investments made by the Fund will be illiquid and difficult to value, and there will be little or no collateral to protect an investment once made.

Following its initial investment in a given Private Company, the Fund may decide to provide additional funds to such Private Companies or may have the opportunity or otherwise need to increase its investment in a Private Company. There is no assurance that the Fund will have the opportunity to make follow-on investments, or will have sufficient available funds to make follow-on investments. Any decision by the Fund not to make follow-on investments or its inability to make such investments may have a substantial negative effect on a Private Company in need of such additional capital or may result in a lost opportunity for the Fund to increase its participation in a successful operation.

Illiquid Investments and Restricted Securities Risk. The Fund will invest without limitation in illiquid or less liquid investments or investments for which no secondary market is readily available, or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.

Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. For example, Rule 144A under the Securities Act provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers, such as the Fund. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A- eligible securities that the Fund holds could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. When registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses and considerable time may pass before the Fund is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, the Fund might obtain a less favorable price than the price that prevailed when the Fund decided to sell. The Fund may be unable to sell restricted and other illiquid investments at opportune times or prices.

Due Diligence Risk. The Adviser seeks to conduct reasonable and appropriate analysis and due diligence in connection with investment opportunities. Due diligence may entail evaluation of important and complex business, financial, tax, accounting, environmental and legal issues.

When conducting due diligence and making an assessment regarding an investment opportunity, the Adviser relies on available resources, including information provided by the management of Private Companies, the Locker, and in some circumstances, third-party sources. The Adviser’s due diligence process may not reveal all facts that may be relevant in connection with an investment made by the Fund. Because all investments are sourced through the Locker, and the potential portfolio companies must clear diligence through the Locker, there is a risk of a limited pool of possible investments if not enough portfolio companies use the Locker. In some cases, only limited information is available about Private Companies in which the Adviser is considering an investment. The involvement of third-party advisors or consultants may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. In addition, if the Adviser is unable to timely engage third-party providers, its ability to evaluate and acquire more complex targets could be adversely affected. There can be no assurance that the due diligence investigations undertaken by the Adviser will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating a particular investment opportunity, or that the Adviser’s due diligence will result in an investment being successful.

Expedited Transactions. The Adviser may at times be required to perform investment analyses and make investment decisions on an expedited basis to take advantage of certain investment opportunities. In such cases, the information available to the Adviser at the time of an investment decision may be limited and the Adviser may not have access to detailed information regarding the investment opportunity, in each case, to an extent that may not otherwise be the case had the Adviser been afforded more time to evaluate the investment opportunity. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that may adversely affect an investment.

Indemnification of Fund Investments, Managers and Others. The Fund may agree to indemnify certain investments and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of the particular company or fund. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. In accordance with the Investment Company Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

Epidemics, Pandemics, and Public Health Issues. The Adviser’s business activities as well as the activities of the Fund and its operations and investments could be materially adversely affected by continued outbreaks of disease, epidemics and public health issues in in the United States and globally.

The outbreak of a novel coronavirus and related respiratory disease (“COVID-19”) led to disruptions in local, regional, national, and global markets and economies affected thereby. The COVID-19 outbreak resulted in numerous deaths and the imposition of both local and more widespread business restrictions, labor shortages, fluctuations in consumer demand for certain goods and services, commercial disruption on a global scale, and general concern and uncertainty, all of which have caused social unrest and significant volatility in financial markets. The effects to public health, business and market conditions resulting from COVID-19 pandemic had a significant negative impact on the performance similar Fund’s investments, including exacerbating other pre-existing political, social, and economic risks. Similar consequences could arise with respect to other infectious diseases.

Limits of Risk Disclosures. The above discussions of the various risks associated with the Fund are not, and are not intended to be, a complete explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus, SAI and the Declaration of Trust and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful, that the investments in Private Companies will produce positive returns or that the Fund will achieve its investment objective.

No Public Trading [Text Block]		The Shares have no history of public trading.
No Trading History [Text Block]		The Fund has no operating history.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF THE FUND AND ITS SHARES

The Fund is a statutory trust organized under the laws of the State of Delaware. The Fund is authorized to issue an unlimited number of Shares.

The Fund currently offers one class of Shares. All such Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. Except as permitted by the Fund’s interval structure, no shareholders have the right to require repurchase of any Shares by the Fund or to tender Shares to the Fund for repurchase. See the section “Share Repurchases” above.

The Fund’s Declaration of Trust provides that the Board may authorize one or more classes of Shares, with Shares of each such class or series having such preferences, voting powers, terms of repurchase, if any, and special or relative rights or privileges (including conversion rights, if any) as the Board may determine. The Board does not have current plans to offer additional classes of Fund Shares but may in the future.

Each whole Share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote.

The Fund may be terminated at any time by the action of a majority of the Trustees without shareholder vote or consent. Upon termination of the Fund, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Fund as may be determined by the Trustees, shareholders are entitled to share ratably in all remaining assets of the Fund (except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of the Shares).

The Fund’s Declaration of Trust provides that the Court of Chancery of the State of Delaware or, if that court does not have subject matter jurisdiction, any other court in the State of Delaware with subject matter jurisdiction, shall be the sole and exclusive forum for any claim, suit, action or proceeding in the right of any Fund shareholder seeking to enforce any provision of, or based on any matter arising out of, or in connection with, the Fund’s Declaration or the Trust, any series or class or any Shares, including any claim of any nature against the Fund or the Fund’s Trustees or officers. The Fund’s Declaration of Trust further provides that, notwithstanding the foregoing, the U.S.

Federal District Courts will be the exclusive forum for causes of action arising under the federal securities laws (other than where the Fund, at its sole discretion, selects or consents to the selection of an alternative forum).

These exclusive forum provisions may increase costs for a Fund shareholder to bring a claim or may prevent a shareholder from bringing a claim in a judicial forum that the shareholder finds convenient or favorable. Further, the enforceability of the provision requiring actions under federal securities laws be brought in U.S. Federal District Courts is questionable. If a court were to find the forum selection provisions contained in the Declaration of Trust to be inapplicable or unenforceable in an action, the Fund may incur additional costs associated with resolving such action in other jurisdictions.

The Fund’s Declaration of Trust also requires that a shareholder’s right to a jury trial be waived to the fullest extent permitted by law in any claim, suit, action, or proceeding brought in the Superior Court of the State of Delaware. This waiver of a jury trial may limit a shareholder’s ability to litigate a claim in a manner that is more favorable to the shareholder.

As of January 7, 2025, the following number of Shares of the Fund were authorized for registration and outstanding:

Title of Class	Amount Authorized	Amount Held by Fund	Amount Outstanding
Shares of Beneficial Interest	Unlimited	None	$100,000

Anti-Takeover Provisions in the Declaration of Trust

The Declaration of Trust and Bylaws include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office (i) with or without cause at any time by a written instrument signed by at least two-thirds (2/3) of the remaining Trustees or at a meeting by action of at least two-thirds (2/3) of the remaining Trustees or (ii) at any meeting of the shareholders by a vote of at least two-thirds of the total combined net asset value of shares outstanding. The affirmative vote of a majority of shares outstanding and entitled to vote is required to elect Trustees in a Contested Election (as defined in the Bylaws). The affirmative vote of at least 75% of the outstanding shares of the Fund is necessary to authorize the conversion of the Fund from a closed-end to an open-end investment company (unless such conversion has been approved by a majority of the Trustees, in which case the Investment Company Act shall govern whether and to what extent a vote of the shares shall be required to approve such conversion and related actions). The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s asset, or liquidation. Reference should be made to the Declaration of Trust and Bylaws on file with the SEC for the full text of these provisions.

The Delaware Control Share Acquisition Statute applies to any closed-end fund organized as a Delaware statutory trust and listed on a national securities exchange. Since the Fund is not listed in a national securities exchange the statute does not apply. Some uncertainty around the general application under the Investment Company Act of state control share statutes exists as a result of recent federal and state court decisions that have held that certain control share by-laws and the opting in to certain state control share statutes are inconsistent with the Investment Company Act. Additionally, in some circumstances uncertainty may also exist in how to enforce the control share restrictions contained in state control share statutes against beneficial owners who hold their shares through financial intermediaries. The no-action position expressed in the SEC staff statement on Control Share Acquisition Statutes dated May 27, 2020 does not extend to the Fund’s specific circumstances (i.e., a closed-end fund organized in a state that does not have a control share acquisition statute specifically applicable to the Fund).

The foregoing is intended only as a summary and is qualified in its entirety by reference to the full text of the Fund’s Declaration of Trust and Bylaws, each as amended, both of which are on file with the SEC.

Summary of Certain Provisions of the Declaration of Trust

The summary below is a synopsis of certain provisions contained in the Fund’s Declaration of Trust. Shareholders should refer to the Declaration of Trust for further information. Defined terms have the meanings contained in the Declaration of Trust.

Derivative Actions

The Declaration of Trust requires, within Section 8.9 of Article VIII, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Trustees requesting that they cause the Fund to file the action itself. Shareholders should refer to Section 8.9(a)(iii) for the requirements of such written demand.

The Declaration of Trust further provides that at least 10% of the Shareholders of the Fund must join in bringing the derivative action, and also provides that if the demand has been properly made under the terms of the Declaration of Trust, and a majority of the independent Trustees have considered the merits of the claim and have determined that maintaining a suit would not be in the best interests of the Fund, the demand shall be rejected and the Complaining Shareholders shall not be permitted to maintain a derivative action unless they first sustain the burden of proof to the court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Trust. The Declaration of Trust provides that a Complaining Shareholder whose demand is rejected in this manner shall be responsible, jointly and severally, for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the Funds consideration of the demand if a court determines that the demand was made without reasonable cause or for an improper purpose. Finally, the Declaration of Trust provides that in addition to all suits, claims or other actions (collectively, “claims”) that under applicable law must be brought as derivative claims, each Shareholder agrees that any claim that affects all Shareholders of the Fund equally, that is, proportionately based on their number of Shares in the Fund, as well as any claim where the matters alleged (if true) would give rise to a claim by the Fund, must be brought as a derivative claim subject to Section 8.9 irrespective of whether such claim involves a violation of the Shareholders’ rights under the Declaration of Trust or any other alleged violation of contractual or individual rights that might otherwise give rise to a direct claim. These provisions do not apply to claims arising under the federal securities laws.

Security Dividends [Text Block]

DISTRIBUTIONS

Following the disposition by the Fund of securities of Private Companies, the Fund will make cash distributions of the net profits, if any, to shareholders (subject to the Fund’s dividend reinvestment plan, as described below) once each fiscal year at such time as the Board determines in its sole discretion (or more often at such times determined by the Board, if necessary for the Fund to maintain its status as a RIC and in accordance with the Investment Company Act). The Fund intends to establish reasonable reserves to meet Fund obligations prior to making distributions.

Security Voting Rights [Text Block]		Each whole Share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote.
Security Preemptive and Other Rights [Text Block]		All such Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights.
Security Obligations of Ownership [Text Block]		Except as permitted by the Fund’s interval structure, no shareholders have the right to require repurchase of any Shares by the Fund or to tender Shares to the Fund for repurchase. See the section “Share Repurchases” above.
Outstanding Securities [Table Text Block]

As of January 7, 2025, the following number of Shares of the Fund were authorized for registration and outstanding:

Title of Class	Amount Authorized	Amount Held by Fund	Amount Outstanding
Shares of Beneficial Interest	Unlimited	None	$100,000

Outstanding Security, Title [Text Block]			Shares of Beneficial Interest
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			100,000
No Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Operating History. The Fund is newly organized and has no operating history. Accordingly, the Fund does not have any historical financial statements and other operating and financial data on which potential investors may evaluate the Fund and its performance. An investment in the Fund is therefore subject to all of the risks and uncertainties associated with a recently formed business, including the risk that the Fund will not achieve its investment objective and that the value of any potential investment in Shares could decline substantially as a consequence.

The Fund’s Adviser is also recently organized, and this is the first fund investment portfolio managed by the Adviser.

Closed End Fund Limited Liquidity Of Shares Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund; Limited Liquidity of Shares; Repurchase Offers Risks. The Fund is a non-diversified, closed- end management investment company designed for long-term investors. The Fund is neither a liquid investment nor a trading vehicle. You should not invest in the Fund if you need a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis.

The Fund’ Shares are not listed for trading on a securities exchange and are not publicly traded. There is currently no secondary market for the Shares, and you should not rely on a secondary market developing for the Shares. Shares are subject to substantial restrictions on transferability.

Although the Fund makes annual offers to repurchase its Shares (each such offer expected to be limited to no more than 5% of the Fund’s outstanding Shares), these offers may be oversubscribed and there is no guarantee that you will be able to sell all the Shares you desire in any annual repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all, or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of a repurchase offer being oversubscribed and subject to proration, may tender more Shares than they wish to have repurchased in a particular annual period, thereby increasing the likelihood that proration will occur. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders. Additionally, in certain instances, these repurchase offers may be suspended or postponed. See “Share Repurchases.”

Annual repurchases by the Fund of its Shares typically will be funded from available cash. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that must be borne by the Fund and its shareholders. The sale of Fund assets to satisfy repurchase requests may also result in a greater amount of dividends to shareholders (including dividends consisting of short-term capital gains taxable as ordinary income to shareholders). Furthermore, diminution in the size of the Fund may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

Non Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Fund is a non-diversified fund. As defined in the Investment Company Act, a non- diversified fund may have a significant part of its investments in a smaller number of issuers than can a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Reliance on the Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on the Adviser. The Fund has no employees, and instead depends on the investment expertise, skill, and network of business contacts of the Adviser. The Fund’s success depends to a significant extent on the continued service and coordination of the Adviser’s professionals. The departure of any of the Adviser’s professionals could have a material adverse effect on the Fund’s ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, and monitor companies and investments that meet the Fund’s investment criteria. The Adviser’s capabilities in structuring the investment process and providing competent, attentive and efficient services to the Fund depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may be unable to find or otherwise hire investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations. There can be no assurance that the Adviser will successfully implement strategies to achieve the Fund’s investment objective.

The Fund is currently the Adviser’s only significant client. Under the Expense Limitation Agreement, the Adviser is obligated to waive its Management Fee and/or reimburse Fund expenses so that the Fund’s total annual operating expenses (excluding certain items) do not exceed 6.00% of the Fund’s average daily net assets. Because the Fund is still relatively small, and incurs significant expenses, the amount of Fund expenses that the Adviser is required to pay pursuant to the Expense Limitation Agreement far exceeds the amount of Management Fees received by the Adviser.

The Adviser is required to pay out of its own assets a portion of the Fund’s expenses pursuant to the Expense Limitation Agreement, and these expenses are substantial. This represents a significant burden to the Adviser and its financial resources. There is no assurance that the Fund will grow to a size, or that Fund expenses will fall to a level that allows the Adviser to realize any profit from managing the Fund. The Adviser’s lack of profitability from managing the Fund, including its obligation to pay a portion of Fund expenses, coupled with the Fund being the Adviser’s sole significant client, negatively affects its continued ability to fulfill its obligations to the Fund under the Expense Limitation Agreement and the Fund’s management contract with the Adviser.

Affiliated Service Providers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Affiliated Service Providers. Certain service providers to the Fund, such as Locker Diligence Inc., and certain other advisors may also provide goods or services to or have business, personal, political, financial or other relationships with the Fund and its affiliates. Such service providers may be investors in the Fund, affiliates of the Fund or the Adviser or counterparties therewith. These relationships may influence the Fund in deciding whether to select or recommend such a service provider to perform services for the Fund (the cost of which will generally be borne directly or indirectly by the Fund). Notwithstanding the foregoing, investment transactions for the Fund that require the use of a service provider will generally be allocated to service providers on the basis of the Adviser’s judgment, the evaluation of which includes, among other considerations, such service provider’s provision of services or resources that the Adviser believes to be of benefit to the Fund. In certain circumstances, service providers, or their affiliates, may charge different rates or have different arrangements for services provided to the Adviser, or its affiliates as compared to services provided to the Fund, which may result in more favorable rates or arrangements than those payable by the Fund.

Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Offering Risk. The Fund is relatively small. To the extent the Fund is not able to raise sufficient funds through the sale of Shares to grow to a significant extent, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and an investor could lose some or all of the value of his or her investment in the Shares. In addition, because many of the Fund’s expenses are fixed, it is anticipated that shareholders will bear a larger proportionate share of Fund expenses if the Fund does not grow to a significant extent.

Use of Proceeds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Proceeds. The Adviser has significant flexibility in applying the proceeds of the continuous offering of the Fund’s Shares and may use the net proceeds from this offering in ways with which you do not agree, including to market the Fund to other investors, or for purposes other than those contemplated at the time of this offering. The Adviser will use the proceeds of this offering to pay the Fund’s organizational, offering, marketing, and operating expenses, including due diligence expenses of potential new investments, which are substantial. These Fund expenses will lower the Fund’s returns. In addition, there is no guarantee that the Fund’s offering of Shares will be successful or that the Fund’s expense ratio (which in this prospectus includes several estimates) will decline in future years.

It is currently anticipated that, due to nature of the private markets for the types of direct equity investments in which the Fund will invest and factors such as the competitive nature of the business of identifying and structuring investments of the types contemplated by the Fund and the limited availability of attractive investment opportunities during certain market cycles, the Fund will be able to invest all or substantially all of the net proceeds according to its investment objective and policies within approximately three (3) months after receipt of the proceeds, though subject to the amount and timing of the proceeds available to the Fund as well as the availability of investments consistent with the Fund’s investment objective and policies and prevailing market conditions. Although the Fund currently intends to invest the proceeds from the sale of its Shares as soon as practicable, such investments may be delayed if suitable investments are unavailable at the time. Delays the Fund encounters in the selection, due diligence and acquisition of investments would likely limit the Fund’s ability to pay distributions and lower overall returns.

Expense Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expense Risk. The annual Fund expenses shown in the “Summary of Fund Fees and Expenses” section of this prospectus are based largely on estimates for the Fund’s current fiscal year, and the actual costs of investing in the Fund may be significantly higher than the estimated Fund expenses shown for a variety of reasons. The Fund has a higher management fee and higher annual operating expenses than most other closed-end funds.

Competition for Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Investment Opportunities Risk. The Fund competes with other investment companies, investment funds (including private venture capital funds), and institutional investors in making private investments. Many of these competitors are substantially larger and have considerably greater financial, technical, and marketing resources than the Fund. Some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. The Fund may lose investment opportunities if it is unable to match its competitors’ pricing, terms, and structure. Furthermore, many competitors are not registered investment companies and are thus not subject to the regulatory restrictions that the Investment Company Act imposes on the Fund. As a result of this competition, the Fund may not be able to pursue attractive private investment opportunities from time to time.

Other investment funds and special purpose vehicles that the Adviser may advise in the future may invest in asset classes similar to those targeted by the Fund. As a result, the Adviser and/or its affiliates may face conflicts in allocating investment opportunities between the Fund and these other investment funds. For example, an investment opportunity that is suitable for multiple clients of the Adviser and its affiliates may not be shared among some or all of such clients and affiliates due to the limited scale of the opportunity or other factors, including restrictions imposed by the Investment Company Act or the Fund. Should other funds or special purpose vehicles advised by the Adviser (or an affiliate of the Adviser) invest in asset classes similar to those targeted by the Fund, the Adviser intends to allocate investment opportunities to the Fund in a manner it deems to be fair and equitable over time. However, it is possible that over time the Fund would not be able to participate in certain investments made by affiliated investment funds or special purpose vehicles that it might otherwise have desired to participate in.

Potential Reliance on Projections Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Reliance on Projections. In selecting and monitoring Fund investments, the Adviser will from time to time rely upon projections, forecasts or estimates developed by the Adviser or by Private Companies in which the Fund is invested or is considering making an investment concerning the Private Companies’ future performance and cash flow. Projections, forecasts and estimates are forward-looking statements and are based upon certain assumptions. Actual events are difficult to predict and beyond the Fund’s control and may differ materially from those assumed. Some important factors which could cause actual results to differ materially from those in any forward-looking statements include changes in interest rates and domestic and foreign business, market, financial or legal conditions, among others. Accordingly, there can be no assurance that estimated returns or projections can be realized or that actual returns or results for the Fund or its investments will not be materially lower than those estimated or targeted.

Affiliation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Affiliation Risk. The Fund may be precluded from investing in certain Private Companies due to regulatory implications under the Investment Company Act or other laws, rules or regulations, or may be limited in the amount it can invest in the voting securities of Private Companies, in the size of the economic interest it can have in the company, or in the scope of influence it is permitted to have in respect of the management of the company. Should the Fund be required to treat a Private Company in which it has invested as an “affiliated person” under the Investment Company Act, the Investment Company Act would impose a variety of restrictions on the Fund’s dealings with the Private Company. Moreover, these restrictions may arise as a result of investments by future clients of the Adviser or its affiliates in a Private Company. These restrictions may be detrimental to the performance of the Fund compared to what it would be if these restrictions did not exist, and could impact the universe of investable Private Companies for the Fund. The fact that many Private Companies may have a limited number of investors and a limited amount of outstanding equity heightens these risks.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued and held on the Fund’s books at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, or human error. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. When market quotations are not available, the Adviser may price such investments pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations.

These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of the Fund’s investments. Technological issues and/or errors by pricing services or other third-party service providers may also impact the Fund’s ability to value its investments and the calculation of the Fund’s NAV.

A large portion of the Fund’s investments will not be publicly traded and will not have readily available market quotations. Accordingly, the Fund’s investments will be valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. Valuations may prove to be inaccurate.

When market quotations are not readily available or are deemed to be inaccurate or unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing may require determinations that are inherently subjective and inexact about the value of a security or other asset. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Fund is able to obtain upon sale, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

A substantial portion of the Fund’s assets are expected to consist of securities of private companies which are not publicly traded and for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.

The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by the Fund may trade with bid-offer spreads that may be significant. In addition, the Fund will hold privately placed securities for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to dispose of investments and pay penalty taxes in order to cure a violation thereof.

The Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage shareholders whose Shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its NAV, see “Determination of Net Asset Value.”

Legal Litigation and Regulatory Action Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal, Litigation and Regulatory Action Risk. The Fund and the Adviser and their affiliates are subject to a number of unusual risks, including changing laws and regulations, developing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. These risks and their potential consequences are often difficult or impossible to predict, avoid or mitigate in advance, and might make some investments unavailable to the Fund. The effect on the Fund, the Adviser or any affiliate of any such legal risk, litigation or regulatory action could be substantial and adverse. In addition, any litigation may consume substantial amounts of the Adviser’s time and attention, and that time and the devotion of resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security Risk. With the increased use of technologies such as the Internet to conduct business, the Fund and its service providers, as well as the Website, are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the Website, the Adviser, or other Fund service providers (including, but not limited to, fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. As a result, the Fund or its shareholders could be negatively impacted.

The Website, through its third-party hosting facilities, will electronically store investors’ bank information, social security numbers, and other personally-identifiable sensitive data that is submitted through the Website. Similarly, certain Fund service providers, including the Fund’s Administrator, may process, store, and transmit such information. The Fund has procedures and systems in place that it believes are reasonably designed to protect this sensitive information and prevent data losses and security breaches. However, these measures cannot provide absolute security. Any accidental or willful security breach or other unauthorized access could cause shareholders’ secure information to be stolen and used for criminal purposes, and shareholders would be subject to increased risk of fraud or identity theft. Because techniques used to obtain unauthorized access or to sabotage systems change frequently and generally are not recognized until they are launched against a target, we and the third-party hosting facilities we use may be unable to anticipate these techniques or to implement adequate preventative measures. Any security breach, whether actual or perceived, could harm the Fund’s reputation, resulting in the potential loss of investors and adverse effect on the value of a shareholder’s investment in the Fund. Further, the Fund is subject to certain anti-money laundering and know-your-customer laws and regulations, the violation of which could subject it to adverse media coverage, investigations, sanctions, remedial measures and legal expenses, all of which could materially and adversely affect the Fund and its shareholders.

Investment Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Dilution Risk. The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund expects to sell additional Shares or other classes of Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Risks Relating to Fund’s RIC Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Fund’s RIC Status. The Fund intends to elect to be treated as a RIC under Subchapter M of the Code and intends each year to qualify and to be eligible to be taxed as such. In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C corporation” under the Code and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income.

Opinions and Forward Looking Statements May Not Be Correct Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Opinions and Forward-Looking Statements May Not Be Correct. This prospectus and the Fund’s marketing materials may contain many opinions and forward-looking statements about the direction and future performance of venture capital markets, the relative merits of various investment strategies and investment firms, and the capabilities and competitive strength of the Adviser and the Fund. These statements include predictions, statements of belief and expectation, and may include the use of qualitative terms such as “best-of-class,” “superior” and “top-tier.” Investors should understand that such statements represent the current views of the Adviser or other third-party sources, that other market participants might have differing views, and that the actual events, including the actual future performance of the venture capital market and venture capital secondaries and co-investment markets and the Fund could differ sharply from the opinions and forward-looking statements contained in the Fund’s prospectus and marketing materials. Any such departures could materially affect the performance of the Fund. In addition, the Adviser has not independently verified any of the information provided by third party sources and cannot ensure its accuracy. For all of the reasons set above and others, prospective investors are cautioned not to place undue reliance on opinions, statements, and performance.

Reporting Requirements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reporting Requirements. Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisers.

Private Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Companies Risk. Investments in Private Companies involves a number of significant risks, including the following:

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these companies may have limited financial resources and may be unable to meet their obligations under their existing debt, which may lead to equity financings, possibly at discounted valuations, in which the Fund could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and the reduction or loss of The Fund’s equity investment;

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they typically have limited operating histories, narrower, less established product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns;

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they generally have less predictable operating results, may from time-to-time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position;

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because they are privately owned, there is generally little publicly available information about these businesses; therefore, although the Adviser will perform due diligence investigations on these companies, their operations and their prospects, the Adviser may not learn all of the material information it needs to know regarding these businesses;

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they are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Private Companies and, in turn, on the Fund;

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early-stage and development-stage companies have a high rate of failure and often experience unexpected problems in the areas of product development, manufacturing, marketing, financing, and general management, which, in some cases, cannot be adequately solved; and

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because venture capital companies rely on subsequent investors who often require additional incentives (i.e., incentives over and above those offered to current investors) to invest in the company’s securities, venture capital backed companies often issue additional classes of preferred shares at each additional funding round which may dilute the rights of common shareholders and the holders of earlier classes of preferred shares like the Fund.

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A Private Company’s failure to satisfy financial or operating covenants imposed by its lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its assets, which could trigger cross-defaults under other agreements and jeopardize the Fund’s equity investment in such companies. The Fund may incur expenses to the extent necessary to seek recovery of the Fund’s equity investment or to negotiate new terms with a financially distressed company.

Venture Capital Marketplace Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital Marketplace Risk. The marketplace for venture capital investing has become increasingly competitive, making it difficult for us to locate an adequate number of attractive investment opportunities. Participation by financial intermediaries have increased, substantial amounts of funds have been dedicated to making investments in the private sector and the competition for investment opportunities is high. Some of the Fund’s potential competitors may have greater financial and personnel resources than the Fund. There can be no assurances that the Adviser will locate an adequate number of attractive investment opportunities. To the extent that the Fund encounters competition for investments, returns to the Fund’s investors may vary.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of such pandemic to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance.

Minority Stake Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Minority Stake Risk. Nearly all the Fund’s investments may represent minority stakes in Private Companies. In addition, during the process of exiting investments, the Fund is likely to hold minority equity stakes if portfolio holdings are taken public. As is the case with minority holdings in general, such minority stakes that the Fund may hold will have neither the control characteristics of majority stakes nor the valuation premiums accorded majority or controlling stakes. The Fund will invest in companies for which the Fund has no right to appoint a director or otherwise exert significant influence. In such cases, the Fund will be reliant on the existing management and board of directors of such companies, which may include representatives of other financial investors with whom the Fund is not affiliated and whose interests may conflict with the Fund’s interests.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. The values of debt instruments, including loans and bonds, usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the fund earns on its floating rate investments.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk. The Fund’s investments are subject to inflation risk, which is the risk that the intrinsic value of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the values of the Fund’s assets can decline as can the value of the Fund’s distributions). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change).

Portfolio Investment Failure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Investment Failure Risk. If a significant investment in one or more companies fails to perform as expected, the Fund’s financial results could be more negatively affected, and the magnitude of the loss could be more significant than if the Fund had made smaller investments in more companies. The Fund’s financial results could be materially adversely affected if these companies or any of the Fund’s other significant companies encounter financial difficulty and fail to repay their obligations or to perform as expected.

The Fund invests principally in the equity of Private Companies, however, the equity interests the Fund acquires may not appreciate in value and, in fact, may decline in value. In addition, the private company securities the Fund acquires are often subject to drag-along rights, which could permit other shareholders, under certain circumstances, to force the Fund to liquidate its position in a subject company at a specified price, which could be, in the opinion of the Adviser, inadequate or undesirable or even below the Fund’s cost basis. In this event, the Fund could realize a loss or fail to realize gain in an amount that the Adviser deems appropriate on the investment. Further, capital market volatility and the overall market environment may preclude the Fund’s companies from realizing liquidity events and impede its exit from these investments. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences. The Fund will generally have little, if any, control over the timing of any gains it may realize from its equity investments unless and until the companies in which the Fund invests become publicly traded. In addition, the companies in which the Fund invests may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on the investment.

Follow On Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Follow-On Investment Risk. Following an initial investment in a Private Company, the Fund may make additional investments in that Private Company as “follow-on” investments, in order to: (1) increase or maintain in whole or in part the Fund’s equity ownership percentage; (2) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or (3) attempt to preserve or enhance the value of the investment. The Adviser may elect not to make follow-on investments or may otherwise lack sufficient funds to make those investments or lack access to desired follow-on investment opportunities. The Adviser has the discretion to make any follow-on investments, subject to the availability of capital resources and of the investment opportunity. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of a Private Company and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, the Adviser may elect not to make a follow-on investment because the Adviser may not want to increase the Fund’s concentration of risk, because the Adviser prefers other opportunities, or because the Fund is inhibited by compliance with the desire to qualify to maintain the Fund’s status as a RIC or lack access to the desired follow-on investment opportunity. In addition, the Fund may be unable to complete follow-on investments in its companies that have conducted an IPO as a result of regulatory or financial restrictions.

Private Companies Transfer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Companies Transfer Risk. Most of the Fund’s investments are or will be in equity or equity-related securities of Private Companies. The securities the Fund acquires in private companies are typically subject to contractual transfer limitations, which may include prohibitions on transfer without the company’s consent, may require that shares owned by the Fund be held in escrow and may include provisions in company Declaration of Trust documents, investor rights of first refusal and co-sale and/or employment or trading policies further restricting trading. In order to complete a purchase of shares the Fund may need to, among other things, give the issuer, its assignees or its shareholders a particular period of time, often 30 days or more, in which to exercise a veto right, or a right of first refusal over, the sale of such securities. The Fund may be unable to complete a purchase transaction if the subject company or its shareholders chooses to exercise a veto right or right of first refusal. When the Fund completes an investment, the Fund generally becomes bound to the contractual transfer limitations imposed on the subject company’s shareholders as well as other contractual obligations, such as co-sale or tag-along rights. These obligations generally expire only upon an IPO by the subject company. As a result, prior to an IPO, the Fund’s ability to liquidate may be constrained. Transfer restrictions could limit the Fund’s ability to liquidate its positions in these securities if the Fund is unable to find buyers acceptable to the Fund’s companies, or where applicable, their shareholders. Such buyers may not be willing to purchase the Fund’s investments at adequate prices or in volumes sufficient to liquidate the position, and even where they are willing, other shareholders could exercise their co-sale or tag-along rights to participate in the sale, thereby reducing the number of shares sellable by the Fund. Furthermore, prospective buyers may be deterred from entering into purchase transactions with the Fund due to the delay and uncertainty that these transfer and other limitations create.

Complex Capital Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Complex Capital Structure Risk. The rapidly growing Private Companies in which the Fund invests frequently have much more complex capital structures than traditional publicly traded companies and may have multiple classes of equity securities with differing rights, including with respect to voting and distributions. In addition, it can be difficult to obtain financial and other information with respect to private companies, and even where the Adviser is able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have senior preferred shares or senior debt outstanding, which grant the holders greater rights than the Fund has, and which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when the fund has limited information with respect to such capital structures. Although the Adviser believes that it has extensive experience evaluating and investing in private companies with such complex capital structures, there can be no assurance that the Adviser will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a Private Company’s equity securities. Any failure on the part of the Adviser to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause the Fund to lose part or all of its investment, which in turn could have a material and adverse effect on the Fund’s NAV and results of operations.

Although the secondary marketplaces may offer an opportunity to liquidate private company investments, there can be no assurance that a trading market will develop for the securities that the Fund wishes to liquidate or that the subject companies will permit their shares to be sold through such marketplaces. Even if some of the Fund’s portfolio companies complete IPOs, the Fund is typically subject to lock-up provisions that prohibit the Fund from selling investments into the public market for specified periods of time after IPOs. As a result, the market price of securities the Fund holds may decline substantially before the Fund is able to sell these securities following an IPO.

Venture Capital Investing Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital Investing Risks. While venture capital investments offer the opportunity for significant gains, these investments also involve an extremely high degree of business and financial risk and can result in substantial losses. There generally will be little or no publicly available information regarding the status and prospects of Private Companies. In addition, in many instances, the frequency and volume of their trading may be substantially less than is typical of larger companies. As a result, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings of such companies at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the lower trading volume of venture capital securities. For Private Companies will generally not be subject to SEC reporting requirements, will generally not be required to maintain accounting records in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and are generally not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the Private Companies in which the Fund invests. Many investment decisions by the Adviser will be dependent upon the ability to obtain relevant information from non-public sources, and the Adviser may be required to make decisions without complete information or in reliance upon information provided by third parties that is impossible or impracticable to verify.

Private Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and the reduction or loss of the Fund’s investment. Private Companies are also more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Private Company and, in turn, on the Fund. At the time of the Fund’s investment, a Private Company may lack one or more key attributes (e.g., proven technology, marketable product, complete management team, or strategic alliances) necessary for success. In most cases, investments will be long term in nature and may require many years from the date of initial investment before disposition.

The marketability and value of each Private Company investment will depend upon many factors beyond the Adviser’s control. Private Companies may have substantial variations in operating results from period to period, face intense competition, and experience failures or substantial declines in value at any stage. The public market for startup and emerging growth companies is extremely volatile. Such volatility may adversely affect the development of Private Companies, the ability of the Fund to dispose of investments, and the value of investment securities on the date of sale or distribution by the Fund. In particular, the receptiveness of the public market to initial public offerings by the Fund’s Private Companies may vary dramatically from period to period. An otherwise successful company may yield poor investment returns if it is unable to consummate an initial public offering at the proper time. Even if a company effects a successful public offering, the Private Companies’ securities may be subject to contractual “lock-up,” securities law or other restrictions, which may, for a material period of time, prevent the Fund from disposing of such securities. Similarly, the receptiveness of potential acquirers to the Fund’s Private Companies will vary over time and, even if its investment is disposed of via a merger, consolidation or similar transaction, the Fund’s stock, security or other interests in the surviving entity may not be marketable. There can be no guarantee that any investment will result in a liquidity event via public offering, merger, acquisition or otherwise. Generally, the investments made by the Fund will be illiquid and difficult to value, and there will be little or no collateral to protect an investment once made.

Following its initial investment in a given Private Company, the Fund may decide to provide additional funds to such Private Companies or may have the opportunity or otherwise need to increase its investment in a Private Company. There is no assurance that the Fund will have the opportunity to make follow-on investments, or will have sufficient available funds to make follow-on investments. Any decision by the Fund not to make follow-on investments or its inability to make such investments may have a substantial negative effect on a Private Company in need of such additional capital or may result in a lost opportunity for the Fund to increase its participation in a successful operation.

Illiquid Investments and Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Investments and Restricted Securities Risk. The Fund will invest without limitation in illiquid or less liquid investments or investments for which no secondary market is readily available, or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.

Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. For example, Rule 144A under the Securities Act provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers, such as the Fund. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A- eligible securities that the Fund holds could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. When registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses and considerable time may pass before the Fund is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, the Fund might obtain a less favorable price than the price that prevailed when the Fund decided to sell. The Fund may be unable to sell restricted and other illiquid investments at opportune times or prices.

Due Diligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Due Diligence Risk. The Adviser seeks to conduct reasonable and appropriate analysis and due diligence in connection with investment opportunities. Due diligence may entail evaluation of important and complex business, financial, tax, accounting, environmental and legal issues.

When conducting due diligence and making an assessment regarding an investment opportunity, the Adviser relies on available resources, including information provided by the management of Private Companies, the Locker, and in some circumstances, third-party sources. The Adviser’s due diligence process may not reveal all facts that may be relevant in connection with an investment made by the Fund. Because all investments are sourced through the Locker, and the potential portfolio companies must clear diligence through the Locker, there is a risk of a limited pool of possible investments if not enough portfolio companies use the Locker. In some cases, only limited information is available about Private Companies in which the Adviser is considering an investment. The involvement of third-party advisors or consultants may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. In addition, if the Adviser is unable to timely engage third-party providers, its ability to evaluate and acquire more complex targets could be adversely affected. There can be no assurance that the due diligence investigations undertaken by the Adviser will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating a particular investment opportunity, or that the Adviser’s due diligence will result in an investment being successful.

Expedited Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expedited Transactions. The Adviser may at times be required to perform investment analyses and make investment decisions on an expedited basis to take advantage of certain investment opportunities. In such cases, the information available to the Adviser at the time of an investment decision may be limited and the Adviser may not have access to detailed information regarding the investment opportunity, in each case, to an extent that may not otherwise be the case had the Adviser been afforded more time to evaluate the investment opportunity. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that may adversely affect an investment.

Indemnification of Fund Investments Managers and Others Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Fund Investments, Managers and Others. The Fund may agree to indemnify certain investments and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of the particular company or fund. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. In accordance with the Investment Company Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

Epidemics Pandemics and Public Health Issues Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Epidemics, Pandemics, and Public Health Issues. The Adviser’s business activities as well as the activities of the Fund and its operations and investments could be materially adversely affected by continued outbreaks of disease, epidemics and public health issues in in the United States and globally.

The outbreak of a novel coronavirus and related respiratory disease (“COVID-19”) led to disruptions in local, regional, national, and global markets and economies affected thereby. The COVID-19 outbreak resulted in numerous deaths and the imposition of both local and more widespread business restrictions, labor shortages, fluctuations in consumer demand for certain goods and services, commercial disruption on a global scale, and general concern and uncertainty, all of which have caused social unrest and significant volatility in financial markets. The effects to public health, business and market conditions resulting from COVID-19 pandemic had a significant negative impact on the performance similar Fund’s investments, including exacerbating other pre-existing political, social, and economic risks. Similar consequences could arise with respect to other infectious diseases.

Limits of Risk Disclosures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limits of Risk Disclosures. The above discussions of the various risks associated with the Fund are not, and are not intended to be, a complete explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus, SAI and the Declaration of Trust and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful, that the investments in Private Companies will produce positive returns or that the Fund will achieve its investment objective.

[1]	The Investment Advisory Agreement has an initial term of two (2) years and continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a vote of either the Board or of Fund shareholders and in either case, by a vote of a majority of the Independent Trustees. Under the Investment Advisory Agreement, the Adviser is entitled to receive from the Fund a Management Fee at an annual rate equal to 2.00% of the Fund's average daily calculated NAV, payable monthly in arrears and accrued daily, based on the Fund's average daily net assets.
[2]	Other Expenses are estimated for the Fund’s current fiscal year. Other expenses, include but are not limited to, custody, transfer agency and administration, accounting, legal and auditing fees and all initial and ongoing marketing expenses of the Fund.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses to ensure that total annual fund operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), do not exceed 6.00% of the Fund’s average daily net assets. The fees waived and expenses reimbursed are subject to recoupment by the Adviser within the three (3) years after the date on which the waiver or reimbursement occurred. The Fund will make repayments to the Adviser only if the recoupment does not cause the Fund’s expense ratio (after repayment is taken into account) to exceed both: (i) the Fund’s expense limitation in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense limitation. This contractual expense limitation will remain in effect for a period of one year from the effective date of the Fund’s registration statement, unless the Board approves its earlier termination upon not less than sixty (60) days’ prior written notice to the Adviser.